Commitments and Contingencies - Schedule of Unrecognized Contractual Commitments (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Other Commitments [Line Items]
Total	$ 498,846	$ 1,669,220
Acquisition of property, plant and equipment [Member]
Other Commitments [Line Items]
Total	48,842	1,319,465
Access to software license services [Member]
Other Commitments [Line Items]
Total	428,229	349,755
Other services [Member]
Other Commitments [Line Items]
Total	$ 21,775